Schedule of aggregate amortization expense (Details)	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 2,046,365
2026	1,888,359
2027	1,082,802
2028	788,172
2029	364,299
Thereafter